Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Current	$2,566	$2,612	$2,683

Deferred	140	424	(104)
	$2,706	$3,036	$2,579

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2013	2012	2011
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(6.7)	(6.9)	(7.5)
Incentive stock options	0.4	0.3	0.5
Earnings and proceeds on life insurance	(3.7)	(1.2)	(1.2)
Other	0.2	0.3	0.2

	24.2%	26.5%	26.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2013	2012
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,941	$1,871
Deferred compensation	496	500
Purchase price adjustment	1,215	1,458
Other	303	292
Foreclosed real estate valuation allowance	54	48
Net unrealized loss on securities	1,337	-
Total Deferred Tax Assets	5,346	4,169

Deferred tax liabilities:
Premises and equipment	327	334
Deferred loan fees	200	213
Net unrealized gains on securities	-	1,443

Total Deferred Tax Liabilities	527	1,990

Net Deferred Tax Asset	$4,819	$2,179